Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Consulting fees.
Schedule of Prepaid Expenses and Deposits
Deposits	$170,000	$4,443
Legal retainer	43,038	88,369
Prepaid expenses	-	5,005
	$213,038	$97,817